Income Taxes - Schedule of Tax Loss Carryforwards (Detail) $ in Millions	Dec. 31, 2017 MXN ($)
Major components of tax expense (income) [abstract]
2018	$ 665
2019	98
2020	111
2021	116
2022	122
2023	479
2024	86
2025	410
2026 and thereafter	10,681
No expiration (Brazil and Colombia)	16,719
Tax Loss Carryforwards	$ 29,487